August 2, 2013

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3720

Attention: Ivan Griswold

Re:	Veeva Systems Inc.

Confidential Draft Registration Statement on Form S-1

Submitted on June 27, 2013

Confidential Draft Registration Statement No. 2 on Form S-1

Submitted on July 15, 2013

CIK No. 01393052

Dear Mr. Griswold:

On behalf of Veeva Systems Inc. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated July 24, 2013 relating to the Company’s Confidential Draft Registration Statement on Form S-1, submitted on June 27, 2013 (“Draft Registration Statement No. 1”) and the Company’s Confidential Draft Registration Statement on Form S-1, submitted on July 15, 2013 (“Draft Registration Statement No. 2”).

On behalf of the Company, we are also electronically transmitting for confidential submission an amended version of the Company’s Confidential Draft Registration Statement on Form S-1 (“Draft Registration Statement No. 3”), and for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of Draft Registration Statement No. 3 (against Draft Registration Statement No. 1 originally submitted on June 27, 2013).

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Draft Registration Statement No. 3, as applicable.

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

1200 SEAPORT BOULEVARD, REDWOOD CITY, CA 94063 / PHONE: 650.321.2400 / FAX: 650.321.2800

Securities and Exchange Commission

August 2, 2013

General

1.	In April 2013, a Reuter news article reported that “according to two people familiar with the matter” you had selected Morgan Stanley and Deutsche Bank AG to lead your planned public offering. Provide your analysis as to how this report comports with Section 5 of the Securities Act and outline the steps you have taken and will continue to take to keep matters relating to any submission about your offering confidential.

The Company respectfully advises the Staff that the news article cited in the Staff’s comment is consistent with the Company’s obligations under Section 5 of the Securities Act of 1933, as amended (“Securities Act”). Section 2(a)(3) of the Securities Act defines an “offer to sell” as including “every attempt or offer to dispose of, or solicitation of an offer to buy, a security or interest in a security, for value.” The Company does not know the sources that contributed to the Reuters article published in April 2013. The Company has not authorized anyone to speak on its behalf regarding the contemplated offering and, to the Company’s knowledge after inquiry of the persons who had direct knowledge of the potential offering, none of the Company’s officers, directors, employees or representatives supplied to Reuters the initial public offering related information (or any other information regarding the Company) included in this article. Moreover, the article notes the Company and its lead underwriters declined interviews in connection with this article, which is consistent with the Company’s policy not to comment on any financing, offering, or similar transactions. In addition, the Company respectfully submits to the Staff that given how little information regarding the Company or any potential initial public offering is contained in this article, the Company does not believe that one could reasonably conclude that the article could be viewed as attempting to sell the Company’s securities or otherwise conditioning the market.

The Company also advises the Staff that in connection with its decision to start engaging in formal initial public offering related activities, and in advance of the news article cited in the Staff’s comment, the Company in consultation with its outside legal counsel implemented policies and procedures that are designed to prevent any improper communications. The Company has vigilantly monitored and will continue to vigilantly monitor compliance with these policies and procedures.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

In response to the Staff’s request, the Company has supplementally provided, under separate cover, all of the written materials that were presented to potential investors in reliance on Section 5(d) of the Securities Act. Such materials were only made available for viewing by such potential investors during the Company’s presentation. One of the underwriters, Canaccord Genuity Inc., published a “Daily Letter” report on February 25, 2013 that mentioned the Company, which report the Company has supplementally provided, under separate cover. The Company did not participate in the preparation of the report and did not review the report prior to its publication. The Company is not aware of any other research report by any broker or dealer that is participating in the offering. To the extent any such written communications made in reliance of Section 5(d) of the Securities Act are made or any such research reports are published or distributed in the future, the Company will provide the Staff with any such written communications or reports.

Securities and Exchange Commission

August 2, 2013

3.	Please provide us with the relevant portions of the industry research reports you cite in the prospectus. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you.

In response to the Staff’s request, the Company has supplementally provided, under separate cover, the applicable pages of all industry research reports cited in the prospectus. To expedite the Staff’s review, we have marked the relevant portion or section containing the information in each industry research report and have included a cross reference to the page in Draft Registration Statement No. 3. We advise the Staff that none of the industry research reports were prepared for the Company for use in the prospectus or otherwise.

Prospectus Summary, page 1

4.	You employ terms such as “multi-tenant architecture,” and “Vertical Specific Software.” Please revise this section to minimize the use of any highly-technical business terms or industry jargon. Please refer to Rule 421(d) of Regulation C.

In response to the Staff’s comment regarding “multi-tenant architecture,” the Company has revised its disclosure on pages 1, 72, and 76 to include a definition of “multi-tenant architecture.” With respect to the term “Vertical Specific Software,” the Company believes that the term is widely used in the industry, including in a number of filings with the Commission, and accurately characterizes the type of solutions the Company offers. We note that, consistent with common industry use of this term, Gartner, Inc. (“Gartner”) uses the term to describe the market aimed at addressing the software needs of any given business within a discernible vertical market or specific industry (e.g., the life sciences industry). For these reasons, the Company believes that the term “vertical specific software” is descriptive of, and accurately characterizes, the Company’s solutions.

5.	Please revise the disclosure in this section and throughout the prospectus to ensure that any qualitative claims regarding your market opportunities, industry growth projections and the success of your solutions are reasonably substantiated. For example, please provide factual support for the following claims:

•	“Veeva is a leading global provider of industry-specific... software solutions...,” on page 1;

•	“Our customer relationship management solutions enable our customers to increase the productivity and compliance of their sales and marketing functions...,” on page 1;

•	“Our solutions utilize multi-tenant architectures, allowing us to rapidly deliver new functionality to all customers simultaneously...” on page 1;

Securities and Exchange Commission

August 2, 2013

•	“Life sciences companies have significantly increased their international operations...,” on page 2;

•	“Life sciences have faced increasing financial pressures in recent years...,” on page 2; and

•	“Our customers can realize significant cost savings and improved regulatory compliance...,” on page 5.

In response to the Staff’s comments, we are supplementally providing the Staff, under separate cover, factual support for the claims that “Veeva is a leading global provider of industry-specific...software solutions,” “Our customer relationship management solutions enable our customers to increase the productivity and compliance of their sales and marketing functions...,” “Life sciences companies have significantly increased their international operations...,” and “Life sciences companies have faced increasing financial pressures in recent years...”

In addition, in response to the Staff’s comments, the Company has revised its disclosure on pages 5, 76, and 78.

6.	You state that you currently serve approximately 150 life sciences customers. Please revise your disclosure to explain how you define current customers. Further, in order to provide some context and comparability to this disclosure, please disclose similar information for prior periods.

The Company acknowledges the Staff’s comment and respectfully directs the Staff to pages 47 to 48 of Draft Registration Statement No. 3 where the Company explains how it defines current customers. The Company has revised its disclosure on pages 2, 73, and 81 of Registration Statement No. 3 to provide a cross reference to the definition located in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Components of Results of Operations.” In addition, the Company has revised Draft Registration Statement No. 3 on pages 2, 46, and 73 to disclose similar information for prior periods.

7.	We note your disclosure that you currently serve 29 of the 50 largest global pharmaceutical companies. Please tell us what parameters you utilized to determine the largest global pharmaceutical companies. Also, revise your disclosure to specify the criteria you used to select the customers you identify in this section. For example, disclose whether they are current customers, the amount they spent on your solutions during recent financial periods and their overall significance to your business.

The Company respectfully advises the Staff that the Company compared its list of current customers to the annual ranking of the “Top 50 Pharma Companies Worldwide” published by Pharmaceutical Executive magazine, which is widely recognized within the pharmaceutical industry and publicly available without cost at http://www.pharmexec.com/pharmexec/article/articleDetail.jsp?id=813748&pageID=1&sk=&date. According to the report, Pharmaceutical Executive magazine used both 2012 prescription sales and 2012 research and development spending to create its list of the top 50 global pharmaceutical companies. The Company determined that it currently serves 29 of the 50 largest global pharmaceutical companies based on this comparison. In addition, the Company respectfully advises the Staff that each of the customers listed in the prospectus are among such 29 customers of the top 50 global pharmaceutical companies and were selected based on their willingness to provide consent for the inclusion of their names in the prospectus.

Securities and Exchange Commission

August 2, 2013

8.	We note the risk factor on page 31 indicating that your directors, executive officers and principal stockholders will continue to have substantial control over the company after the offering. Please disclose this information in the summary.

In response to the Staff’s comment, the Company has revised disclosure in Draft Registration Statement No. 3 on page 6 to add disclosure regarding the control that the Company’s directors and executive officers and their affiliates will continue to have after the offering. The Company has also revised Draft Registration Statement No. 3 on pages 30 and 31 to include the risk referenced by the Staff regarding voting control over the Company’s Class A common stock and Class B common stock.

Industry Background, page 2

9.	We note the disclosures here and on page 4 regarding the overall size of the life sciences industry and the amount that the industry spent on technology in 2012. Please clarify in these sections the size of the market for your software products.

In response to the Staff’s comment, the Company has revised its disclosure in Draft Registration Statement No. 3 on pages 4, 75, and 76.

Risk Factors

“We depend on data centers operated by third parties...,” page 19

10.	It appears that you do not plan to file as exhibits all of the agreements with the third parties that host your network operating centers. Please explain to us how you determined that you did not need to file such agreements as exhibits pursuant to Item 601(b)(10) of Regulation S-K. Alternatively, file the agreements as exhibits and revise the Business section to discuss the material terms of the agreements, including the duration.

The Company respectfully advises the Staff that it has agreements with two third parties related to its third-party data centers. As disclosed on page 83 of Draft Registration Statement No. 3, the Company’s agreement with salesforce.com, inc., which the Company has filed as Exhibit 10.7 to Draft Registration Statement No. 3, provides for the operation of data centers by salesforce.com incident to its provision of the Force.com platform for portions of the Veeva CRM solution. We believe that the data center agreement that the Company has entered into with the other third-party provider is not required to be filed as an exhibit to Draft Registration Statement No. 3 because it is not a material agreement pursuant to Item 601(b)(10) of Regulation S-K. The Company believes that the agreement with the other third-party provider is not a material contract under Item 601(b)(10)(ii)(B) of Regulation S-K because the agreement is a contract that ordinarily accompanies the kind of business conducted by the Company and the Company is not substantially dependent on it.

The Company advises the Staff that there are a total of six data center facilities that host the Company’s solutions, three of which are hosted by salesforce.com and three of which are hosted by the Company’s other third-party provider. Data center facilities provided by salesforce.com and the other third-party provider include redundant facilities hosted by each in case of an outage. In regards to the data centers not provided by salesforce.com, the Company advises the Staff that it believes that there are a number of alternate third-party providers with services that are substantially similar to those it receives from its current third-party provider that the Company could use without a substantial disruption or cost

Securities and Exchange Commission

August 2, 2013

to the Company’s business to host the Company’s solutions. For these reasons, the Company believes that the data center agreement that the Company has entered into with another third-party provider is not required to be filed as an exhibit to the Registration Statement because it is not a material agreement pursuant to Item 601(b)(10) of Regulation S-K.

“Adverse economic conditions could adversely impact our business,” page 25

11.	This subcaption appears to present a risk that could apply to any issuer or any offering. Please include a more tailored discussion of the specific risks to the company. See Item 503(c) of Regulation S-K.

In response to the Staff’s comment, the Company has revised Draft Registration Statement No. 3 on page 25 to include a more tailored discussion of the specific risks to the Company pursuant to Item 503(c) of Regulation S-K.

“Our directors, executive officers and principal stockholders...,” page 31

12.	The disclosure in this risk factor is very similar to the disclosure provided in the risk factor on page 30 with the subheading that begins with “The dual class structure of our common stock...” Please consider combining these two risk factors.

In response to the Staff’s comment, the Company has revised Draft Registration Statement No. 3 on pages 30 and 31 to combine the risk factors regarding voting control over the Company’s Class A common stock and Class B common stock and eliminate redundant disclosure.

Industry and Market Data, page 37

13.	We note the statements in this section that “[i]ndustry publications, studies and surveys generally state that they have been obtained from sources believed to be reliable, although they do not guarantee the accuracy or completeness of such information” and that while you believe such studies and publications to be reliable you “have not independently verified market and industry data from third-party sources.” We also note your statement that “[w]hile we believe our internal company research is reliable and the definitions of our market and industry are appropriate, neither such research nor these definitions have been verified by any independent source.” Please delete this language to avoid the implication that you are not responsible for the accuracy of the information you elect to include in the prospectus.

In response to the Staff’s comment, the Company has revised its disclosure on page 37 of Draft Registration Statement No. 3 to remove this language.

14.	Please explain your statement that the Gartner report “represents data” but “is not a representation of fact.”

In response to the Staff’s comment, the Company has revised its disclosure on page 37 of Draft Registration Statement No. 3.

Securities and Exchange Commission

August 2, 2013

Management’s Discussion and Analysis of Financial Condition..., page 45

General

15.	We note your disclosure on page 47 and elsewhere in your document that, to date, you have generated a substantial majority of your total revenues from your Veeva CRM solution. Please revise your disclosures to quantify the portion of your total revenues from Veeva CRM during the periods presented. Please also tell us what consideration you gave to providing the number of Veeva CRM customers.

In response to the Staff’s comment, the Company has revised its disclosure on pages 6, 14, 45, and 47 of Draft Registration Statement No. 3 to note that Veeva CRM has accounted for substantially all of its historic subscription services revenues. Furthermore, as a result, substantially all of the Company’s customers to date are Veeva CRM customers.

16.	Please consider expanding your overview to provide insight into material opportunities, challenges and risks, such as those presented by known material trends and uncertainties, on which the company’s executives are most focused for both the short and long term and the actions that you are taking to address these opportunities, challenges and risks. Refer to Section III.A of SEC Release 33-8350. For example, please tell us what consideration you gave to discussing in your overview the risk that your new solutions, such as Veeva Vault, Approved Email and Veeva Network, may not achieve market acceptance or the challenges you face in expanding your international operations and worldwide customer base.

In response to the Staff’s comment, the Company has revised its disclosure on page 45 of Draft Registration Statement No. 3. The Company believes that these are the most material risks and opportunities affecting its business.

Key Factors Affecting Our Performance, page 46

17.	We note your use of annualized amounts in evaluating your Subscription Services Revenues Renewal Rates. The rate computed is used as a period to period measure of renewals and expansions of your existing subscription agreements. Tell us how you analyze or evaluate price changes, additional service offerings or other factors that impact your annualized revenue computation fluctuations over the periods since the fluctuations are impacted among combined measures of customer retention and price and volume of business.

In response to the Staff’s comment, the Company has revised its disclosure on page 47 of Draft Registration Statement No. 3.

Securities and Exchange Commission

August 2, 2013

Results of Operations, page 50

18.	We note your disclosure on page 51 that 35% of your total revenues for the fiscal year ended January 31, 2013 were generated outside of North America. Further, we note in the table on page F-19 that 6% of your income before income taxes was generated outside of the United States. Please explain to us why your foreign revenues and income before income taxes are not relatively proportionate.

As discussed on page 45 of Draft Registration Statement No. 3, the Company’s disclosure of revenue outside of North America is measured by the location of the end users for subscription services and the location of the user for which the services were performed by the Company’s professional services organization. However, the majority of revenues from the Company’s international sales are invoiced from the Company’s U.S. entity and collected in the United States, and are recognized as a component of income before incomes taxes in the United States as opposed to a foreign jurisdiction.

19.	Certain of your disclosures identify two or more sources of a material change, but the dollar amounts and proportionate contribution for each source are not disclosed. Please revise throughout insofar as possible to provide quantitative disclosures for each driving factor. For example, on page 56, you state that the increase in cost of subscription services was primarily due to an increase of users to your services and, to a lesser extent, increases in employee compensation costs.

In response to the Staff’s comment, the Company has revised its disclosure on pages 53 and 56 of Draft Registration Statement No. 3.

Revenues

Fiscal 2013 compared to Fiscal 2012, page 55

20.	We note your subscription services revenues increased 125% in 2013 compared to 2012 and your professional services and other revenues increased 96% over this same period. Your disclosures indicate these increases are primarily due to sales to new customers and additional orders and renewals placed by existing customers. It is unclear the extent to which growth in revenues is derived from existing versus new customers. In this regard, we note you disclose subscription services revenues renewal rate on page 47. Please tell us your consideration of quantifying the increase in revenues between growth with new customers and existing customers. Refer to Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835. Similar concerns apply to your interim disclosures on page 52 and Fiscal 2012 compared to Fiscal 2011 disclosures on page 55.

The Company does not and has not historically attempted to allocate increases in revenues as originating from new or existing customers in the reports on the Company’s financial results prepared for management and the Company’s board of directors. Such reports instead focus generally on new sales orders for the Company’s subscription services and new statements of work for the Company’s professional services engagements, which very often are the result of the deployment of additional users of its solutions or the deployment of additional solutions by its existing customers and not necessarily the addition of a new customer. Moreover, because the Company has not historically attempted to allocate revenues in this manner, obtaining this information would be impractical for the Company. As the Company endeavors to sell solutions other than its Veeva CRM solution, new orders and new statements of work will often be placed by the Company’s existing customers.

Securities and Exchange Commission

August 2, 2013

For each of these reasons, the Company respectfully submits that it believes that the explanation of growth of revenues is sufficient under Item 303(a)(3)(iii) to explain to investors the reasons for such growth, and that disclosing the contribution to revenues from new customers would not be reflective of management’s view of the relevant trends in the business and could be misleading by drawing the attention of investors to a measure that is not indicative of the Company’s sales of new user deployments or new solutions.

Liquidity and Capital Resources, page 61

21.	To the extent that you have material cash balances outside of the United States, please tell us your consideration of disclosing the amount of cash and cash equivalents that are currently held outside of the United States and the impact of repatriating the undistributed earnings of foreign subsidiaries. In this regard, we note that this disclosure would illustrate that some cash is not presently available to fund domestic operations and obligations without paying taxes upon their repatriation. Tell us what consideration you have given to providing related risk factor disclosure. Refer to Item 303(a)(1) of Regulation S-K and Section IV of SEC Release 33-8350.

In response to the Staff’s comment, the Company has revised its disclosure on page 61 of Draft Registration Statement No. 3 to disclose the amount of cash and cash equivalents that are currently held outside of the United States. Currently, the Company does not believe that the amount of cash and cash equivalents that are held outside of the United States is material to the Company’s liquidity disclosures. The Company’s U.S. operations and cash and cash equivalents are anticipated to be sufficient to satisfy the Company’s projected liquidity needs in the United States. To the extent that the Company has cash balances outside the United States, the Company currently plans to permanently reinvest the cash balances in those foreign operations. Therefore, the Company does not believe it is reasonably likely that any foreign earnings would be repatriated to the United States. The Company has determined that risk factor disclosure or disclosure regarding present availability of cash to fund domestic operations and obligations without paying taxes upon their repatriation is not necessary.

22.	We note that your discussion of cash flows from operating activities. Revise to disclose the underlying reasons for material changes in your operating assets and liabilities to better explain the variability in your cash flows. For example the underlying reasons for the material changes in accounts receivables and deferred revenue should be considered as opposed to merely noting the changes. Please refer to the guidance of Section IV of SEC Release No. 33-8350.

Securities and Exchange Commission

August 2, 2013

In response to the Staff’s comment, the Company has revised Draft Registration Statement No. 3 on pages [61] and [62] to include a more detailed discussion of the underlying reason for material changes in the Company’s operating assets and liabilities pursuant to Section IV of SEC release No. 33-8350.

Critical Accounting Policies and Estimates

Stock-Based Compensation

Common Stock Valuations, page 65

23.	When your estimated IPO price is available, please revise to disclose the significant factors contributing to the difference between the IPO price and the fair value determined as of the date of your last option grant. This reconciliation should describe significant intervening events within the company and changes in assumptions (e.g. illiquidity, minority, or lack of marketability discounts), weighting, and selection of valuation methodologies, if any. Tell us when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

The Company respectfully advises the Staff that it held its organizational meeting with the underwriters for the contemplated initial public offering on May 16, 2013. The underwriters have not yet communicated a price range for this offering nor have the Company and the underwriters determined a price range for the contemplated initial public offering. Once a determination of the estimated initial public offering price has been made, the Company will provide the Staff with the information, including the date on which the underwriters first communicated to the Company their estimated price range and amount of the Company’s Class A common stock to be offered in the initial public offering. The Company further advises the Staff that it expects that in determining the offering price with the underwriters, there will be a consideration of many factors, including valuation methodologies and analyses of comparable companies and other analyses but that no specific, formulaic methodology would be used.

We acknowledge the Staff’s comment with respect to providing an explanation of the difference between the fair value of the underlying stock as of the date of the Company’s last option grant and the initial public offering price and will address this comment in a future amendment to the Registration Statement once an estimated initial public offering price is known.

February 2013, page 69

24.	We note the disclosure on page 64 that your price volatility assumptions were based upon a group of peer companies. We further note on page 69 that you adjusted the comparable publicly traded companies to include companies of recent IPO’s. Please tell us how these company adjustments impacted the set of companies in all of your valuation assumptions and estimates.

The Company respectfully advises the Staff that the peer companies used to determine the price volatility assumptions in its Black-Scholes option valuation model as described on page 64 of Draft Registration Statement No. 3 are the same companies as the comparable publicly traded companies used in connection with the Company’s contemporaneous third-party valuations described on pages 66 to 70 of Draft Registration Statement No. 3. Historically, when the Company made changes in the composition of the comparable publicly traded companies in connection with its third-party valuations, the Company made corresponding changes in the peer companies used to determine the price volatility assumptions in its Black-Scholes option valuation model.

Securities and Exchange Commission

August 2, 2013

Business, page 72

General

25.	It does not appear that you have provided in this section the information required by Item 101(d) of Regulation S-K with respect to financial information about geographic areas. If you are incorporating that information by reference to the disclosure in Note 14 to your financial statements, you should include a cross reference to that information in this section. Refer to Item 101(d)(2) of Regulation S-K. In this regard, we note that Note 14 does not appear to contain all of the information required by Item 101(d)(1)(ii). Specifically, it does not include the location of long-lived assets in fiscal 2011. Please advise.

In response to the Staff’s comment, the Company has revised its disclosure on page 81 of Draft Registration Statement No. 3 to incorporate by reference the disclosure in Note 14 to the consolidated financial statements regarding financial information about geographic areas. In addition, the Company has revised its disclosure on page F-29 of Draft Registration Statement No. 3 to contain all of the information required by Item 101(d)(1)(ii), specifically the location of long-lived assets in fiscal 2011.

26.	We note your performance goals for the grant or vesting of performance cash awards, as well as stock performance can be based on revenue back log, as disclosed on page 98. Tell us your consideration to provide a discussion of your backlog pursuant to the guidance in Item 101(c)(viii) of Regulation S-K.

The Company advises the Staff that, while backlog is one of the numerous criteria that may be used by the compensation committee of the Company’s board of directors to determine performance based awards, the compensation committee has not, in fact, used backlog for this purpose to date nor has the Company granted any performance based awards based on backlog. In addition, the Company has determined not to provide a discussion of its backlog pursuant to the guidance in Item 101(c)(viii) of Regulation S-K. Many companies who provide cloud-based offerings on a subscription basis enter into multi-year subscription arrangements with the majority of future revenues associated with such arrangements not reflected in deferred revenue. The Company, by contrast, enters into orders for subscription based services that generally have a term of one year or less, and the majority of such orders provide for annual, up-front billing which is reflected in the Company’s deferred revenue when billed. Accordingly, backlog is not an accurate indication of the Company’s future revenue for any future period and is not a measure upon which the Company believes investors should focus.

Our Customers, page 81

27.	Please identify in this section the two customers who each accounted for more than 10% of your revenues in fiscal 2013. Refer to Item 101(c)(1)(vii) of Regulation S-K. Also, provide a summary of the material terms of your agreements with these customers in this section and file the agreements as exhibits or provide us with your analysis as to why this is not required. Refer to Item 601(b)(10) of Regulation S-K.

Securities and Exchange Commission

August 2, 2013

The Company has revised its disclosure on page 81 to identify the two customers who each accounted for more than 10% of the Company’s total revenues in fiscal 2013 pursuant to the requirements of Item 101(c)(1)(vii) of Regulation S-K.

In determining whether to file the agreements with these customers as material contracts pursuant to Item 601(b)(10) of Regulation S-K, the Company considered all relevant factors, including the percentage of revenue these customers generated in fiscal 2013 and are expected to generate in future fiscal years, the extent to which these customers are replaceable, the Company’s ability to maintain its other existing customers and up sell additional solutions to these customers, and the Company’s ability to attract new customers. After consideration of these factors, the Company concluded that these agreements were made in the ordinary course of business and that the Company is not substantially dependent on these agreements for the purposes of Item 601(b)(10) and was thus not required to summarize the material terms of these agreements or file these agreements as exhibits to the prospectus.

Intellectual Property, page 86

28.	You disclose that you have only recently begun to develop a strategy to seek patent protection for your technology. Please tell us what consideration you gave to expanding your disclosures related to this recent development. For example, tell us whether this strategy entails seeking registration in the United States or abroad, and whether the fact that you have only recently begun to develop a strategy in this regard creates any risks to your business.

The Company has considered whether to expand its disclosure relating to its recent commencement of developing a strategy to seek patent protection for its technology. The Company does not believe that further disclosure is warranted because patent protection is not a driver of the Company’s value and does not, in of itself, protect the Company’s intellectual property from unauthorized use. Furthermore, the Company believes that reliance upon trade secrets and unpatented proprietary know-how, copyright protection and the improvement of the Company’s existing solutions and development of new solutions generally will continue to be its most effective and principal sources of proprietary protection.

Management

Executive Officers and Directors, page 87

29.	In regard to Mr. Ritter, we note that in determining that he should serve as a director, your board considered “his service as a director of various other companies.” Please tell us if Mr. Ritter has served on the board of directors of any public companies during the past five years. Refer to Item 401(e)(2) of Regulation S-K.

The Company respectfully advises the Staff that Mr. Ritter has not served on the board of directors of any public companies during the past five years. In this regard, the Company has revised its disclosure on page 89 of Draft Registration Statement No. 3 to clarify that Mr. Ritter has served as a director of various private companies.

Securities and Exchange Commission

August 2, 2013

Notes to Consolidated Financial Statements, page F-8

30.	Please provide disclosure to identify and discuss your analysis of recently issued accounting standards where applicable. Refer to SAB Topic 11.M.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it does not believe that any recently issued accounting standards not yet adopted by the Company will have a material impact on its financial position and results of operations.

Note 8. Income Taxes, page F-19

31.	Please clarify if you have not provided deferred taxes on undistributed earnings of foreign subsidiaries if you have no intention of remitting these earnings. If true, please tell us what consideration you gave to providing this quantitative disclosure of the undistributed earnings of foreign subsidiaries that are considered to be “reinvested” as of January 31, 2013. Refer to FASB ASC 740-30-50-2.

In response to the Staff’s comment, the Company has revised Draft Registration Statement No. 3 on page F-22 to include disclosure of the undistributed earnings of foreign subsidiaries that are considered to be indefinitely reinvested as of January 31, 2013 pursuant to FASB ASC 740-30-50-2.

Note 10. Stock-Based Compensation, page F-24

32.	Your disclosure on page 70 indicates that you granted option awards in May 2013. Please expand your footnote disclosure to include these options granted. Refer to FASB ASC 260-10-50-2.

In response to the Staff’s comment, the Company has revised its disclosure on page F-29 of Draft Registration Statement No. 3 to include the options granted in May 2013. In addition, the Company has revised pages 67, 70 and F-29 of Draft Registration Statement No. 3 to reflect that the Company granted options in July 2013.

Note 11. Net Income and Pro Forma Net Income per Share Attributable to Common Stockholders, Page F-26

33.	For each of the reported periods please provide us with the calculations supporting the historical and pro forma “Undistributed earnings allocated to participating securities.”

In response to the Staff’s request, the Company has supplementally provided, under separate cover, the calculations supporting the historical and pro forma “Undistributed earnings allocated to participating securities.”

Securities and Exchange Commission

August 2, 2013

Note 12. Commitments and Contingencies

Litigation, page F-27

34.	If there is a reasonable possibility that a loss exceeding amounts already recognized may have been incurred and the amount of that additional loss would be material you must either disclose the estimated additional loss, or state that such an estimate cannot be made. Please tell us whether you believe that it is reasonably possible that additional losses would be material and, if so, how your disclosures comply with paragraphs 3 through 5 of ASC 450-20-50 and SAB Topic 5Y.

In response to the Staff’s comment, the Company has revised its disclosure on page F-27 of Draft Registration Statement No. 3 to disclose that management does not currently believe that there is a reasonable possibility that any loss exceeding amounts already recognized may have been incurred in an amount that would be material.

Value-Added Reseller Agreement, page F-28

35.	It is not clear why you have not disclosed in the table on page F- 28 the salesforce.com fees not accrued as of the period end reported dates. Please tell us why those fees do not represent the fixed and determinable portion of your obligation requiring disclosure under ASC 440-10-50-4.

The Company respectfully advises the Staff that the fixed and determinable fees in relation to the salesforce.com fees not accrued as of January 31, 2013 were $14.3 million. As the Company disclosed in “Value-Added Reseller Agreement” on page F-28 of Draft Registration Statement No. 3, the Company’s obligation to salesforce.com will need to be satisfied prior to September 2, 2015. There are no fees due at an earlier interim date.

Securities and Exchange Commission

August 2, 2013

Note 14. Information about Geographic Areas, page F-29

36.	We note your current line item “North America” to identify revenues and long-lived assets by geography. Please tell us what consideration you gave to FASB ASC 280-10-50-41 which requires you to disclose revenues and long-lived assets for the United States, your country of domicile. In addition, tell us if there are any other specific countries material to your consolidated revenues that should be separately disclosed pursuant to FASB ASC 280-10-50-41(a).

We respectfully advise the Staff that the Company considered the guidance in ASC 280-10-50-41(a) which requires the disclosure of revenues and long-lived assets for the United States, its country of domicile, unless it is impractical to do so.

For purposes of producing the Company’s general-purpose financial statements, as well as for the Company’s internal management reporting, as discussed on page 45 of Draft Registration Statement No. 3, the Company allocates revenue by three principal geographic regions, North America, Europe and Asia Pacific, rather than by country, based on the location of the customer’s end users. Specifically, the Company’s financial reporting system tracks the location of the end users for its solutions by geographic region and not by country. The Company has never allocated or tracked revenue on a country specific basis and doing so would require modifications to the Company’s financial reporting system. Making such modifications or obtaining the information manually would cause the Company to incur significant time and expense without providing materially more meaningful disclosure. Accordingly, the Company concluded that it was impractical to disclose revenues for the United States or other specific foreign countries as outlined in ASC 280-10-50-41(a). The Company has revised its disclosure on pages 45, 52, and 55 of Draft Registration Statement No. 3 to clarify that the Company tracks and allocates revenue by the location of the user for which the services were performed by the Company’s professional services organization.

Additionally, the Company supplementally notes that in its disclosure of long-lived assets by geography on page F-29 of Draft Registration Statement No. 3, substantially all of the long-lived assets included in the North America region are located in the United States.

Note 15. Subsequent Events, page F-29

37.	Please disclose the date through which subsequent events have been evaluated and what this date represents. Refer to FASB ASC 855-10-50-1.

In response to the Staff’s comment, the Company has revised its disclosure on page F-29 to include the date through which subsequent events have been evaluated and what this date represents.

Securities and Exchange Commission

August 2, 2013

Part II

Recent Sales of Unregistered Securities, page II-2

38.	Please expand your disclosures to identify which Securities Act exemptions correspond to each transaction, the facts relied upon to make the cited exemptions available, and disclose the total number of investors who participated in each unregistered transaction. For transactions for which you are claiming an exemption under Section 4(2) of the Securities Act, disclose the number of unaccredited investors in each transaction. Refer to Item 701 of Regulation S-K.

In response to the Staff’s comment and upon review of the disclosure requirements of Item 701 of Regulation S-K, the Company has revised its disclosure on page II-2 of Draft Registration Statement No. 3. The Company also advises the Staff that all issuances made in reliance upon Section 4(2) of the Securities Act were made to accredited investors.

*  *  *  *

Securities and Exchange Commission

August 2, 2013

Please contact me or, in my absence, Richard C. Blake, at (650) 321-2400, if you have any questions about this confidential submission.

Sincerely yours,

/s/ Brian C. Patterson

Brian C. Patterson

Gunderson Dettmer Stough

Villeneuve Franklin &

Hachigian, LLP

cc:	Timothy S. Cabral

Josh Faddis, Esq.

Veeva Systems Inc.

Robert V. Gunderson, Jr., Esq.

Brian C. Patterson, Esq.

Richard C. Blake, Esq.

Gunderson Dettmer Stough Villeneuve Franklin & Hachigian, LLP

Gordon K. Davidson, Esq.

Jeffrey R. Vetter, Esq.

James D. Evans Esq.

Fenwick & West LLP

Kevan P. Krysler

KMPG LLP